SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
SEGMENTED INFORMATION
Schedule of operating results by reportable segment

	Operating segments						Non-operating segments(a)
					Round	Bald		Corporate and
Year ended December 31, 2024	Tasiast	Paracatu	La Coipa	Fort Knox(b)	Mountain	Mountain	Great Bear	other(c)	Total
Revenue
Metal sales	$1,456.5	1,258.9	573.3	912.5	506.8	438.2	—	2.6	$5,148.8
Cost of sales
Production cost of sales	415.4	548.6	231.3	452.5	328.3	220.3	—	0.7	2,197.1
Depreciation, depletion and amortization	357.1	189.3	118.3	140.9	193.2	143.0	0.5	5.2	1,147.5
Reversal of impairment charge	—	—	—	—	(74.1)	—	—	—	(74.1)
Total cost of sales	772.5	737.9	349.6	593.4	447.4	363.3	0.5	5.9	3,270.5
Gross profit (loss)	$684.0	521.0	223.7	319.1	59.4	74.9	(0.5)	(3.3)	$1,878.3
Other operating (income) expense	(21.6)	7.5	9.6	0.5	(9.7)	0.9	6.2	20.6	14.0
Exploration and business development	9.6	7.9	3.3	11.6	54.1	6.0	37.1	68.2	197.8
General and administrative	—	—	—	—	—	—	—	126.2	126.2
Operating earnings (loss)	$696.0	505.6	210.8	307.0	15.0	68.0	(43.8)	(218.3)	$1,540.3
Other income - net									14.3
Finance income									18.2
Finance expense									(91.4)
Earnings before tax									$1,481.4

Capital expenditures for the year ended December 31, 2024(d)	$377.4	142.0	74.9	332.6	143.1	59.4	103.9	12.8	$1,246.1

	Operating segments						Non-operating segments(a)
					Round	Bald		Corporate and
Year ended December 31, 2023	Tasiast	Paracatu	La Coipa	Fort Knox(b)	Mountain	Mountain	Great Bear	other(c)	Total
Revenue
Metal sales	$1,200.8	1,149.6	522.6	557.9	454.4	349.6	—	4.8	$4,239.7
Cost of sales
Production cost of sales	406.8	538.6	182.8	343.5	357.7	223.5	—	1.5	2,054.4
Depreciation, depletion and amortization	244.4	186.6	187.8	96.8	157.2	107.8	0.5	5.7	986.8
Impairment charges	—	—	—	38.9	—	—	—	—	38.9
Total cost of sales	651.2	725.2	370.6	479.2	514.9	331.3	0.5	7.2	3,080.1
Gross profit (loss)	$549.6	424.4	152.0	78.7	(60.5)	18.3	(0.5)	(2.4)	$1,159.6
Other operating (income) expense	(3.9)	11.3	(8.2)	0.8	4.1	1.2	0.3	58.9	64.5
Exploration and business development	3.9	5.6	13.0	12.8	35.7	3.2	49.1	61.7	185.0
General and administrative	—	—	—	—	—	—	—	108.7	108.7
Operating earnings (loss)	$549.6	407.5	147.2	65.1	(100.3)	13.9	(49.9)	(231.7)	$801.4
Other expense - net									(27.3)
Finance income									40.5
Finance expense									(106.0)
Earnings before tax									$708.6

Capital expenditures for the year ended December 31, 2023(d)	$375.8	182.3	87.6	419.7	31.1	141.1	92.7	2.6	$1,332.9

	Operating segments						Non-operating segments(a)
					Round	Bald		Corporate and
	Tasiast	Paracatu	La Coipa	Fort Knox(b)	Mountain	Mountain	Great Bear	other	Total
Property, plant and equipment at
December 31, 2024	$2,305.5	1,600.1	359.9	1,079.6	396.3	168.9	1,595.2	463.1	$7,968.6

Total assets at
December 31, 2024	$3,059.0	2,028.1	511.1	1,649.7	688.5	423.9	1,596.4	908.9	$10,865.6

	Operating segments						Non-operating segments(a)
					Round	Bald		Corporate and
	Tasiast	Paracatu	La Coipa	Fort Knox(b)	Mountain	Mountain	Great Bear	other	Total
Property, plant and equipment at
December 31, 2023	$2,325.4	1,653.3	379.1	928.1	383.9	347.2	1,491.1	455.1	$7,963.2

Total assets at
December 31, 2023	$3,081.6	1,972.8	519.7	1,334.5	731.1	513.0	1,498.4	892.2	$10,543.3
(a)	Non-operating segments include development and pre-development properties.
(b)

The Fort Knox segment includes Manh Choh, which was aggregated with Fort Knox during the year ended December 31, 2024. Comparative figures are presented in accordance with the current year’s presentation.

(c)

Corporate and other includes metal sales and operating (loss) income of Maricunga of $2.6 and $(8.6) million, respectively, for the year ended December 31, 2024 ($4.8 million and $0.4 million, respectively, for the year ended December 31, 2023). During the year ended December 31, 2024, Maricunga sold its remaining finished metals inventories after transitioning all processing activities to care and maintenance in 2019. Maricunga’s operating (loss) income includes net reclamation (expense) recovery of $(1.8) million for the year ended December 31, 2024 (year ended December 31, 2023 - $29.1 million). Corporate and other also includes insurance recoveries recognized in other operating expense of $22.0 million for the year ended December 31, 2024.

(d)

Segment capital expenditures are presented on an accrual basis and include capitalized interest. Additions to property, plant and equipment in the consolidated statements of cash flows are presented on a cash basis.

Schedule of metal sales and plant and equipment by geographic region

	Metal Sales
	As at December 31,
	2024	2023
Geographic information(a)
United States	$1,857.5	$1,361.9
Mauritania	1,456.5	1,200.8
Brazil	1,258.9	1,149.6
Chile	575.9	527.4
Total	$5,148.8	$4,239.7
(a)	Geographic location is determined based on location of the mining assets.

	Property, Plant and Equipment
	As at December 31,
	2024	2023
Geographic information(a)
Mauritania	$2,313.1	$2,335.1
United States	1,652.9	1,668.6
Brazil	1,604.3	1,658.8
Canada	1,599.5	1,495.9
Chile	798.8	804.8
Total	$7,968.6	$7,963.2
(a)	Geographic location is determined based on location of the mining assets.

Schedule of significant customers

					Round	Bald	Corporate and
Year ended December 31, 2024:	Tasiast	Paracatu	La Coipa	Fort Knox	Mountain	Mountain	other(a)	Total
Customer
1	$—	244.7	126.6	143.4	73.0	76.3	0.8	$664.8
2	403.6	57.0	17.3	19.8	60.1	56.7	0.3	614.8
3	350.5	56.2	50.2	62.7	30.7	37.8	—	588.1
4	288.5	78.7	48.7	71.8	70.7	16.8	—	575.2
5	—	233.5	64.0	109.2	92.5	65.4	—	564.6
6	313.2	113.3	23.7	53.9	23.8	22.2	0.4	550.5
								$3,558.0
% of total metal sales								69.1%

					Round	Bald	Corporate and
Year ended December 31, 2023:	Tasiast	Paracatu	La Coipa	Fort Knox	Mountain	Mountain	other(a)	Total
Customer
1	$353.9	85.9	24.8	43.7	46.8	38.6	1.1	$594.8
2	155.2	163.2	27.7	100.3	66.8	80.2	0.5	593.9
3	203.1	96.6	100.9	66.9	37.3	39.3	1.1	545.2
4	—	134.5	132.0	64.2	65.8	60.2	0.3	457.0
5	249.5	77.4	12.1	39.5	60.3	14.2	—	453.0
								$2,643.9
% of total metal sales								62.4%
(a)	The Corporate and other segment includes metal sales for Maricunga for the year ended December 31, 2024 and 2023.